FIXED ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Restructuring Cost and Reserve [Line Items]
Gain on disposal of fixed assets	$ 1,108,776
Accumulated depreciation, fixed assets	540,426	$ 491,186
Vehicle net book value	22,312
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Additions to fixed assets	10,863	23,724
Assets transfers from inventory	55,701	$ 107,836
Gain on disposal of fixed assets	92,466
Accumulated depreciation, fixed assets	$ 70,154